Share Capital (Share Trusts) (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share purchases by Share Trusts
Number of common shares	0.5	0.7	1.4
Weighted-average price per share	CAD 102.17	CAD 84.99	CAD 73.31
Amount of purchase	CAD 55	CAD 60	CAD 100
Maximum Number of Common Shares Available for Purchase in Next Fiscal Year	1.2
Share settlements by Share Trusts
Number of common shares	0.3	0.3	0.0
Weighted-average price per share	CAD 77.99	CAD 73.31	CAD 0
Amount of settlement	CAD 24	CAD 23	CAD 0